Document and Entity Information	3 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	TRITON ACQUISITION CO
Entity Central Index Key	0001678536
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company